GOODWILL AND INTANGIBLE ASSETS - Finite-lived Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 8,022	$ 1,742
Accumulated Amortization	(1,590)	(797)
Net Amount	6,432	945
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Amount	5,607	1,056
Accumulated Amortization	(939)	(445)
Net Amount	4,668	611
Patents and trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Amount	885	255
Accumulated Amortization	(147)	(96)
Net Amount	738	159
Service portfolios and other
Finite-Lived Intangible Assets [Line Items]
Gross Amount	1,530	431
Accumulated Amortization	(504)	(256)
Net Amount	$ 1,026	$ 175